Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents

18.	Cash and cash equivalents
Cash and cash equivalents consisted of the following:

	At December 31,
	2024	2023
	(€ million)
Cash at banks	€9,408	€8,981
Money market securities measured at FVTPL	19,127	17,691
Other cash equivalents	5,565	16,997
Total Cash and cash equivalents	€34,100	€43,669
Cash and cash equivalents held in certain foreign countries (primarily in Argentina, €114 million and €470 million at
December 31, 2024 and 2023, respectively and in Algeria, €276 million and €222 million at December 31, 2024 and 2023, respectively) were subject to local exchange control regulations providing restrictions on the amount of cash that can leave the country. Other cash equivalents primarily includes investments in commercial papers.
Cash and cash equivalents include €451 million at December 31, 2024 (€210 million at December 31, 2023) held in bank deposits which are restricted to the operations related to securitization programs and warehouse credit facilities of SFS
U.S. These deposits are primarily used for the collection of the loan installments from customers and the payment of debt and service costs and to the originator SFS U.S. itself, according to the programs and facilities regulation. Refer to Note 22, Debt for additional information on securitization programs and warehouse credit facilities.